Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2020
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	15.00%
Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	15.00%
Computers [Member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	33.00%
Office furniture and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	6.00%
Office furniture and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	15.00%
Leasehold improvements [Member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	0.00% [1]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.